Related Parties (Details)					12 Months Ended
	Nov. 07, 2023 USD ($)	Feb. 07, 2023	Mar. 21, 2022 USD ($)	May 26, 2021 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares
Related Parties [Line Items]
Preference shares issued (in Shares) | shares				1,000,000	1,000,000		1,000,000
Annual dividend percentage		8.00%		8.00%
Liquidation preference per share (in Dollars per share) | $ / shares				$ 10
Liquidation preference aggregate amount					$ 10,000,000
Percentage of conversion					4.99%
Number of votes					(50)
Amount settled			$ 500,000
Salaries compensation	$ 8,334				$ 21,592
Related parties bonus amount	$ 6,440
Related parties bonus service cost					$ 160,000
Geney Development Limited [Member]
Related Parties [Line Items]
Owned percentage		30.00%
Exchange shares (in Shares) | shares				1,000,000
Related Party [Member]
Related Parties [Line Items]
Outstanding balances due to related parties
Related Party [Member] | Geney Development Limited [Member]
Related Parties [Line Items]
Owned percentage				70.00%
Related Party [Member] | Erke Huang [Member]
Related Parties [Line Items]
Owned percentage				30.00%
Erke Huang [Member]
Related Parties [Line Items]
Repayment of borrowings						$ 329,722
USDC [Member]
Related Parties [Line Items]
Repayment of borrowings						$ 7,000